Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Table Text Block [Abstract]
Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2009	$3,468
Provision charged to cost of sales	3,678
Usage	(3,258)
Adjustments to previously provided warranties, net	(477)
Currency translation	29
BALANCE AT DECEMBER 31, 2010	$3,440
Provision charged to cost of sales	4,376
Usage	(3,649)
Adjustments to previously provided warranties, net	(198)
Currency translation	(59)
BALANCE AT DECEMBER 31, 2011	$3,910

Inventories
Inventories
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market and include material, capitalized labor and overhead costs. Inventories consisted of the following as of December 31, 2011 and 2010:

	As of December 31,
(in thousands)	2011	2010
Raw materials	$26,645	$23,738
Work in process	33,757	33,043
Finished goods	71,834	69,852
Total inventories	$132,236	$126,633